FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 4:-	FAIR VALUE MEASUREMENTS

ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

On March 30, 2012, the Company consummated the final closing of a private placement transaction (the "2011-2012 Private Placement") pursuant to which the investors purchased an aggregate of 2,461,000 shares of Common Stock and warrants to purchase 2,461,000 shares of Common Stock at the exercise price of $1.50 for total consideration of $2,461,000. The placement agent for the 2011-2012 Private Placement was granted warrants to purchase (i) 482,200 shares of common stock at the exercise price of $1.00 per share and (ii) 482,200 shares of common stock at the exercise price of $1.50 per share. The $1.50 exercise price for both the investors warrants and placement agent warrants were adjusted to approximately $1.3 per share due to a certain anti-dilutive issuance (see also Note 5c) and, accordingly, additional warrants to purchase 371,017 and 72,455 shares of Common Stock were granted to such investors and placement agent, respectively.

The Company accounts for such warrants held by investors and the Company's placement agent (each of which include weighted average anti-dilution protection) as a liability according to the provisions of ASC 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity". The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	Issuance date	December 31, 2012	March 31, 2013	June 30, 2013

Risk-free interest rate (1)	1.2%	0.51%	0.48%	0.79%
Expected volatility (2)	80%	70%	58.89%	47.23%
Expected life (in years) (3)	5	3.82	3.57	3.33
Expected dividend yield (4)	0	0	0	0
Fair value:
Warrants	$0.39	$0.81	$1.34	$1.69

Placement agent warrants:

	Issuance date	December 31, 2012	March 31, 2013	June 30, 2013

Risk-free interest rate (1)	0.86%	0.41%	0.36%	0.59%
Expected volatility (2)	75%	59%	57.46%	46.63%
Expected life (in years) (3)	3.93	3.25	3	2.75
Expected dividend yield (4)	0	0	0	0
Fair value:
Warrants	$0.31-0.32	$0.65-0.79	$1.26-1.47	$1.64-1.87

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over aterm that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

The changes in Level 3 liabilities associated with the 2011-2012 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of June 30, 2013:

Fair value of liability related to warrants

Balance at January 1, 2012	$664,363
Fair value of warrants to investors and service provider	547,000
Change in fair value of warrants	1,606,378

Balance at December 31, 2012	2,817,741
Change in fair value of warrants	2,135,997

Balance at March 31, 2013 (unaudited)	$4,953,738
Change in fair value of warrants	1,663,980
Exercise of warrants (*)	(385,165)

Balance at June 30, 2013 (unaudited)	$6,232,553

(*)	During May and June, 2013, 141,305 and 71,315 Investors and Placement agent warrants, respectively, were exercised to a total amount of 182,552 Common Stock of the Company (See also Note 5b)

In addition, the Company's financial instruments also include cash and cash equivalents, short-term bank deposits, other accounts receivable, trade payables and other accounts payable and accrued expenses. The fair value of these financial instruments was not materially different from their carrying values as of June 30, 2013 due to the short-term maturity of such instruments.